UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Fund
(effective February 1, 2016, renamed
AC Alternatives® Long Short Fund)
January 31, 2016

AC Alternatives Equity - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.6%
Aerospace and Defense — 2.8%
Airbus Group SE	2,417	152,024
Finmeccanica SpA(1)	11,848	141,046
General Dynamics Corp.	141	18,862
Honeywell International, Inc.	3,140	324,048
L-3 Communications Holdings, Inc.	57	6,660
Lockheed Martin Corp.	1,143	241,173
Northrop Grumman Corp.	93	17,211
Precision Castparts Corp.	777	182,556
Raytheon Co.	1,923	246,605
Textron, Inc.	150	5,133
United Technologies Corp.	564	49,457
		1,384,775
Air Freight and Logistics — 0.6%
FedEx Corp.(2)	2,124	282,237
Auto Components — 0.8%
Autoliv, Inc. SDR	1,180	121,370
Continental AG	1,180	246,423
Goodyear Tire & Rubber Co. (The)	182	5,170
Johnson Controls, Inc.	346	12,411
		385,374
Automobiles — 0.5%
Bayerische Motoren Werke AG	2,201	182,753
Ford Motor Co.	2,647	31,605
General Motors Co.	1,085	32,159
		246,517
Banks — 5.6%
Banco Macro SA ADR(1)	670	42,860
Bank of America Corp.	54,585	771,832
Bank of the Ozarks, Inc.	6,763	299,871
BB&T Corp.	538	17,571
BBVA Banco Frances SA ADR(1)	1,786	36,041
CIT Group, Inc.	117	3,434
Citigroup, Inc.	2,074	88,311
Citizens Financial Group, Inc.	215	4,569
Comerica, Inc.	121	4,150
Danske Bank A/S	7,394	198,819
Erste Group Bank AG(1)	6,250	182,462
Fifth Third Bancorp	553	8,737
First Republic Bank	98	6,664
Grupo Financiero Galicia SA ADR	1,565	42,709
Huntington Bancshares, Inc.	552	4,736
JPMorgan Chase & Co.	3,937	234,252

KeyCorp	584	6,517
M&T Bank Corp.	110	12,120
PNC Financial Services Group, Inc. (The)	356	30,847
Regions Financial Corp.	918	7,454
Signature Bank(1)	1,922	267,812
SunTrust Banks, Inc.	354	12,949
U.S. Bancorp	1,150	46,069
Wells Fargo & Co.	3,232	162,343
Western Alliance Bancorp(1)	8,639	281,459
		2,774,588
Beverages — 3.7%
Coca-Cola Co. (The)	11,344	486,884
Constellation Brands, Inc., Class A	6,785	1,034,577
Molson Coors Brewing Co., Class B	96	8,686
PepsiCo, Inc.	3,236	321,335
		1,851,482
Biotechnology — 0.6%
Gilead Sciences, Inc.(2)	3,685	305,855
Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	1,488	199,675
Bank of New York Mellon Corp. (The)	683	24,738
BlackRock, Inc.	58	18,227
Charles Schwab Corp. (The)	229	5,846
E*Trade Financial Corp.(1)	198	4,665
Franklin Resources, Inc.	264	9,150
Goldman Sachs Group, Inc. (The)	299	48,307
Invesco Ltd.	7,302	218,549
Morgan Stanley	1,064	27,536
Northern Trust Corp.	160	9,933
OM Asset Management plc	6,655	75,268
Raymond James Financial, Inc.	88	3,855
State Street Corp.	279	15,549
UBS Group AG	9,187	151,685
		812,983
Chemicals — 2.5%
Air Products & Chemicals, Inc.	488	61,834
Akzo Nobel NV	2,025	129,986
Celanese Corp.	99	6,303
CF Industries Holdings, Inc.(2)	18,089	542,670
Dow Chemical Co. (The)	662	27,804
E.I. du Pont de Nemours & Co.	338	17,833
Eastman Chemical Co.	76	4,652
Mosaic Co. (The)	248	5,977
Sherwin-Williams Co. (The)	1,107	283,027
Syngenta AG	423	155,725
		1,235,811
Commercial Services and Supplies†
Republic Services, Inc.	167	7,298
Waste Management, Inc.	287	15,196
		22,494

Communications Equipment — 0.8%
Cisco Systems, Inc.	3,506	83,408
Harris Corp.	70	6,088
Juniper Networks, Inc.	221	5,215
Nokia Oyj	20,246	145,211
QUALCOMM, Inc.	1,054	47,788
Radware Ltd.(1)	3,463	46,266
Ruckus Wireless, Inc.(1)	6,770	56,936
		390,912
Construction Materials — 0.4%
HeidelbergCement AG	2,377	174,444
Martin Marietta Materials, Inc.	40	5,023
Vulcan Materials Co.	79	6,968
		186,435
Consumer Finance — 0.1%
Ally Financial, Inc.(1)	315	4,993
American Express Co.	485	25,947
Capital One Financial Corp.	381	25,001
Discover Financial Services	306	14,012
		69,953
Containers and Packaging†
WestRock Co.	162	5,715
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	1,190	154,426
CME Group, Inc.	223	20,037
Intercontinental Exchange, Inc.(2)	615	162,237
Voya Financial, Inc.	157	4,801
		341,501
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	13,206	476,208
Cellnex Telecom SAU	6,625	114,023
CenturyLink, Inc.	394	10,015
Com Hem Holding AB	9,155	77,456
Deutsche Telekom AG	8,556	148,528
Level 3 Communications, Inc.(1)	180	8,786
Sunrise Communications Group AG(1)	3,072	181,453
Telecom Argentina SA ADR	2,104	32,928
Verizon Communications, Inc.	204	10,194
		1,059,591
Electric Utilities — 2.2%
American Electric Power Co., Inc.	348	21,218
Duke Energy Corp.	488	36,746
Edison International	5,761	356,030
Entergy Corp.	128	9,034
Eversource Energy	225	12,105
Exelon Corp.	614	18,156
FirstEnergy Corp.	295	9,753
NextEra Energy, Inc.(2)	4,855	542,352
Pampa Energia SA ADR(1)	1,724	38,600

PPL Corp.	473	16,583
Southern Co. (The)	638	31,211
Xcel Energy, Inc.	354	13,530
		1,105,318
Electrical Equipment — 0.1%
Eaton Corp. plc	318	16,062
Emerson Electric Co.	142	6,529
		22,591
Electronic Equipment, Instruments and Components†
Corning, Inc.	854	15,893
Energy Equipment and Services — 0.2%
Baker Hughes, Inc.	293	12,749
Cameron International Corp.(1)	133	8,733
Halliburton Co.	590	18,756
National Oilwell Varco, Inc.	269	8,753
Schlumberger Ltd.	781	56,443
Weatherford International plc(1)	534	3,599
		109,033
Food and Staples Retailing — 0.9%
Costco Wholesale Corp.	2,028	306,471
CVS Health Corp.	56	5,409
Sysco Corp.	282	11,227
Wal-Mart Stores, Inc.	1,044	69,280
Walgreens Boots Alliance, Inc.	492	39,222
		431,609
Food Products — 3.0%
Adecoagro SA(1)	3,881	46,261
Archer-Daniels-Midland Co.	443	15,660
Bunge Ltd.	103	6,387
ConAgra Foods, Inc.	249	10,368
J.M. Smucker Co. (The)(2)	4,669	599,126
Kraft Heinz Co. (The)	4,262	332,692
Mondelez International, Inc., Class A	10,306	444,189
Tyson Foods, Inc., Class A	191	10,192
		1,464,875
Gas Utilities†
AGL Resources, Inc.	84	5,339
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories	1,018	38,531
Baxter International, Inc.	138	5,051
Becton Dickinson and Co.	1,012	147,115
Boston Scientific Corp.(1)	860	15,076
Medtronic plc	978	74,250
St. Jude Medical, Inc.	85	4,493
Stryker Corp.	116	11,501
Zimmer Biomet Holdings, Inc.	112	11,117
		307,134
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	3,248	198,226

Aetna, Inc.	181	18,433
Anthem, Inc.	146	19,052
DaVita HealthCare Partners, Inc.(1)	87	5,839
Express Scripts Holding Co.(1)	75	5,390
Fresenius Medical Care AG & Co. KGaA	898	79,428
HCA Holdings, Inc.(1)	2,557	177,916
Laboratory Corp. of America Holdings(1)	46	5,168
Quest Diagnostics, Inc.	98	6,436
Universal Health Services, Inc., Class B	2,689	302,889
		818,777
Hotels, Restaurants and Leisure — 2.9%
Arcos Dorados Holdings, Inc., Class A(1)	13,480	38,553
Carnival Corp.	6,430	309,476
McDonald's Corp.	5,247	649,474
MGM Resorts International(1)	290	5,823
Royal Caribbean Cruises Ltd.	120	9,835
Starbucks Corp.	6,553	398,226
		1,411,387
Household Durables — 0.3%
Garmin Ltd.	349	12,278
Steinhoff International Holdings NV	26,370	127,693
Whirlpool Corp.	50	6,719
		146,690
Household Products — 0.5%
Colgate-Palmolive Co.	77	5,200
Kimberly-Clark Corp.	52	6,678
Procter & Gamble Co. (The)	1,880	153,577
Svenska Cellulosa AB SCA, B Shares	2,077	61,510
		226,965
Industrial Conglomerates — 2.8%
Danaher Corp.	330	28,594
General Electric Co.(2)	23,840	693,744
Koninklijke Philips NV	11,390	303,019
Rheinmetall AG	792	56,652
Roper Technologies, Inc.	43	7,554
Siemens AG	3,028	289,867
		1,379,430
Insurance — 2.0%
Aflac, Inc.	296	17,156
Alleghany Corp.(1)	11	5,257
Allianz SE	1,954	315,376
Allstate Corp. (The)	283	17,150
American International Group, Inc.	910	51,397
Arch Capital Group Ltd.(1)	86	5,809
Chubb Ltd.	320	36,182
Cincinnati Financial Corp.	114	6,570
Everest Re Group Ltd.	31	5,547
FNF Group	192	6,217
Hartford Financial Services Group, Inc. (The)	293	11,773

Lincoln National Corp.	175	6,905
Loews Corp.	215	7,957
Markel Corp.(1)	8	6,724
Marsh & McLennan Cos., Inc.	149	7,946
MetLife, Inc.	647	28,888
Principal Financial Group, Inc.	201	7,638
Progressive Corp. (The)	403	12,594
Prudential Financial, Inc.	310	21,725
Swiss Life Holding AG	563	143,160
Torchmark Corp.	87	4,728
Travelers Cos., Inc. (The)	218	23,335
Unum Group	173	4,955
XL Group plc	213	7,723
Zurich Insurance Group AG	933	206,669
		969,381
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)(2)	1,399	1,065,129
Facebook, Inc., Class A(1)(2)	8,191	919,112
MercadoLibre, Inc.	430	42,243
Rackspace Hosting, Inc.(1)	4,344	87,792
Tencent Holdings Ltd.	28,295	534,551
United Internet AG	1,567	81,215
Yahoo!, Inc.(1)	656	19,359
		2,749,401
IT Services — 0.4%
Amdocs Ltd.	106	5,802
Automatic Data Processing, Inc.	65	5,401
Computer Sciences Corp.	3,588	115,067
CSRA, Inc.	1,700	45,526
Fidelity National Information Services, Inc.	111	6,630
International Business Machines Corp.	277	34,567
Xerox Corp.	753	7,342
		220,335
Leisure Products†
Mattel, Inc.	230	6,346
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	221	8,321
Thermo Fisher Scientific, Inc.	182	24,035
		32,356
Machinery — 0.6%
Alfa Laval AB	8,838	152,583
Caterpillar, Inc.	349	21,722
Deere & Co.	192	14,786
Dover Corp.	111	6,488
GEA Group AG	2,113	88,964
Ingersoll-Rand plc	171	8,801
Parker-Hannifin Corp.	53	5,149
Pentair plc	124	5,843
Stanley Black & Decker, Inc.	96	9,057
		313,393

Media — 4.8%
Comcast Corp., Class A	3,029	168,746
DISH Network Corp., Class A(1)(2)	11,817	570,407
JCDecaux SA	11,593	456,850
Liberty Global plc(1)	4,022	133,973
Liberty Media Corp.(1)	139	4,947
Thomson Reuters Corp.	228	8,527
Time Warner, Inc.(2)	14,714	1,036,454
Twenty-First Century Fox, Inc., Class A	267	7,201
		2,387,105
Metals and Mining — 0.4%
Alcoa, Inc.	911	6,641
Freeport-McMoRan, Inc.	814	3,745
Newmont Mining Corp.	374	7,465
Norsk Hydro ASA	57,022	191,543
Nucor Corp.	217	8,478
		217,872
Multi-Utilities — 1.5%
Ameren Corp.	173	7,771
CenterPoint Energy, Inc.	303	5,415
CMS Energy Corp.	195	7,582
Consolidated Edison, Inc.	205	14,225
Dominion Resources, Inc.	399	28,796
DTE Energy Co.	128	10,881
PG&E Corp.	342	18,779
Public Service Enterprise Group, Inc.	363	14,992
SCANA Corp.	102	6,421
Sempra Energy(2)	6,695	634,351
WEC Energy Group, Inc.	222	12,261
		761,474
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	8,862	720,658
Kohl's Corp.	139	6,915
Target Corp.	421	30,489
		758,062
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	359	14,033
Apache Corp.	269	11,443
Cheniere Energy, Inc.(1)	170	5,109
Chevron Corp.	1,302	112,584
Cimarex Energy Co.	66	6,138
Concho Resources, Inc.(1)	88	8,371
ConocoPhillips	864	33,765
Devon Energy Corp.	287	8,007
EOG Resources, Inc.	351	24,928
EQT Corp.	112	6,915
Exxon Mobil Corp.	2,931	228,178
Hess Corp.	179	7,608
HollyFrontier Corp.	113	3,952

Kinder Morgan, Inc.	1,239	20,382
Marathon Oil Corp.	480	4,670
Marathon Petroleum Corp.	6,445	269,337
Noble Energy, Inc.	298	9,646
Occidental Petroleum Corp.	533	36,686
Phillips 66	2,424	194,284
Pioneer Natural Resources Co.	104	12,891
Spectra Energy Corp.	471	12,929
Tesoro Corp.	83	7,242
Valero Energy Corp.	350	23,754
YPF SA ADR	1,938	32,636
		1,095,488
Personal Products — 0.6%
Unilever NV CVA	6,901	307,772
Pharmaceuticals — 5.3%
Allergan plc(1)	3,102	882,302
Bayer AG	2,887	323,855
Bristol-Myers Squibb Co.(2)	7,370	458,119
Endo International plc(1)	98	5,436
Johnson & Johnson	4,855	507,056
Merck & Co., Inc.	1,730	87,659
Perrigo Co. plc	80	11,567
Pfizer, Inc.	11,778	359,111
		2,635,105
Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	662	6,289
AvalonBay Communities, Inc.	91	15,606
Equity Residential	253	19,504
Essex Property Trust, Inc.	45	9,590
General Growth Properties, Inc.	403	11,300
HCP, Inc.	317	11,393
Host Hotels & Resorts, Inc.	538	7,451
Kimco Realty Corp.	283	7,695
Macerich Co. (The)	106	8,265
ProLogis, Inc.	361	14,249
Public Storage	753	190,931
Realty Income Corp.	170	9,484
SL Green Realty Corp.	68	6,569
UDR, Inc.	178	6,335
Ventas, Inc.	228	12,613
Vornado Realty Trust	130	11,500
Welltower, Inc.	134	8,337
Weyerhaeuser Co.	312	7,990
		365,101
Real Estate Management and Development — 1.2%
Deutsche Wohnen AG	3,081	80,987
Realogy Holdings Corp.(1)	11,806	387,237
Vonovia SE	3,679	111,839
		580,063

Road and Rail — 0.5%
CSX Corp.	492	11,326
Kansas City Southern	74	5,245
Norfolk Southern Corp.	203	14,311
Old Dominion Freight Line, Inc.(1)	3,814	209,122
		240,004
Semiconductors and Semiconductor Equipment — 0.8%
Applied Materials, Inc.	343	6,054
ARM Holdings plc ADR	3,540	152,503
Broadcom Corp., Class A	351	19,189
Infineon Technologies AG	8,626	114,738
Intel Corp.	2,979	92,408
Maxim Integrated Products, Inc.	129	4,309
Micron Technology, Inc.(1)	659	7,269
NVIDIA Corp.	369	10,808
Xilinx, Inc.	134	6,736
		414,014
Software — 3.8%
Activision Blizzard, Inc.	335	11,665
CA, Inc.	211	6,062
Citrix Systems, Inc.(1)	3,203	225,683
CommVault Systems, Inc.(1)	2,082	78,117
Intuit, Inc.	1,034	98,757
Microsoft Corp.	17,565	967,656
Oracle Corp.	873	31,699
PTC, Inc.(1)	4,281	126,760
SAP SE	3,979	315,684
Symantec Corp.	471	9,345
Synopsys, Inc.(1)	98	4,204
		1,875,632
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	3,245	493,402
Best Buy Co., Inc.	214	5,977
Home Depot, Inc. (The)	3,285	413,122
Staples, Inc.	473	4,219
		916,720
Technology Hardware, Storage and Peripherals — 0.8%
EMC Corp.	1,251	30,987
Hewlett Packard Enterprise Co.	1,251	17,214
HP, Inc.	1,235	11,992
SanDisk Corp.	144	10,181
Western Digital Corp.	6,429	308,463
		378,837
Textiles, Apparel and Luxury Goods — 0.9%
adidas AG	1,003	103,303
NIKE, Inc., Class B	5,178	321,088
PVH Corp.	56	4,109
		428,500

Tobacco — 0.1%
Philip Morris International, Inc.	537	48,335
Water Utilities†
American Water Works Co., Inc.	126	8,179
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(1)	11,011	442,092
TOTAL COMMON STOCKS (Cost $38,433,118)		36,952,831
WARRANTS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co.(1) (Cost $30,545)	1,426	26,852
TEMPORARY CASH INVESTMENTS — 20.2%
SSgA U.S. Government Money Market Fund, Class N	175,642	175,642
State Street Institutional Liquid Reserves Fund, Premier Class	9,833,664	9,833,664
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,009,306)		10,009,306
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 94.9% (Cost $48,472,969)		46,988,989
SECURITIES SOLD SHORT — (25.4)%
COMMON STOCKS SOLD SHORT — (8.3)%
Aerospace and Defense — (0.1)%
Boeing Co. (The)	(363)	(43,607)
Air Freight and Logistics — (0.1)%
United Parcel Service, Inc., Class B	(422)	(39,330)
Automobiles — (0.1)%
Tesla Motors, Inc.	(344)	(65,773)
Banks — (0.3)%
DBS Group Holdings Ltd.	(13,870)	(138,156)
Chemicals — (0.8)%
EI du Pont de Nemours & Co.	(2,441)	(128,787)
LyondellBasell Industries NV, Class A	(1,714)	(133,640)
Mosaic Co. (The)	(2,888)	(69,601)
Potash Corp. of Saskatchewan, Inc.	(4,783)	(77,963)
		(409,991)
Diversified Telecommunication Services — (0.2)%
AT&T, Inc.	(2,359)	(85,066)
Energy Equipment and Services — (0.3)%
National Oilwell Varco, Inc.	(4,310)	(140,247)
Food and Staples Retailing — (0.7)%
Tesco plc	(36,668)	(90,826)
Wal-Mart Stores, Inc.	(1,194)	(79,234)
Woolworths Ltd.	(9,421)	(163,877)
		(333,937)
Health Care Equipment and Supplies — (0.5)%
Intuitive Surgical, Inc.	(148)	(80,046)
Varian Medical Systems, Inc.	(2,131)	(164,364)
		(244,410)
Internet Software and Services — (0.1)%
Zillow Group, Inc.	(3,378)	(69,249)

IT Services — (0.4)%
International Business Machines Corp.	(1,634)	(203,907)
Life Sciences Tools and Services — (0.3)%
Illumina, Inc.	(857)	(135,363)
Machinery — (0.4)%
Caterpillar, Inc.	(2,291)	(142,592)
Deere & Co.	(953)	(73,390)
		(215,982)
Media — (0.3)%
Walt Disney Co. (The)	(1,558)	(149,288)
Metals and Mining — (0.7)%
First Quantum Minerals Ltd.	(25,139)	(54,373)
Glencore plc	(227,658)	(294,557)
		(348,930)
Multiline Retail — (0.7)%
Kohl's Corp.	(3,397)	(169,001)
Target Corp.	(2,224)	(161,062)
		(330,063)
Oil, Gas and Consumable Fuels — (0.4)%
BP plc ADR	(5,305)	(171,723)
Semiconductors and Semiconductor Equipment — (0.2)%
Micron Technology, Inc.	(10,478)	(115,572)
Software — (0.5)%
Mobileye NV	(3,557)	(96,501)
SAP SE	(1,805)	(143,205)
		(239,706)
Specialty Retail — (0.3)%
Foot Locker, Inc.	(2,522)	(170,386)
Textiles, Apparel and Luxury Goods — (0.4)%
Swatch Group AG (The)	(625)	(214,017)
Trading Companies and Distributors — (0.5)%
Fastenal Co.	(6,425)	(260,598)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,691,904)		(4,125,301)
EXCHANGE-TRADED FUNDS SOLD SHORT — (17.1)%
Consumer Discretionary Select Sector SPDR Fund	(3,290)	(243,822)
Health Care Select Sector SPDR Fund	(1,645)	(109,343)
Industrial Select Sector SPDR Fund	(4,382)	(219,056)
iShares China Large-Cap ETF	(4,422)	(138,054)
iShares MSCI Brazil Capped ETF	(11,632)	(230,663)
iShares MSCI Emerging Markets ETF	(14,228)	(435,092)
iShares Russell 1000 Growth ETF	(59,400)	(5,573,502)
Materials Select Sector SPDR Fund	(5,431)	(210,506)
SPDR S&P 500 ETF Trust	(5,256)	(1,018,981)
SPDR S&P Regional Banking ETF	(5,838)	(214,021)
Technology Select Sector SPDR Fund	(1,835)	(75,675)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $9,200,859)		(8,468,715)
TOTAL SECURITIES SOLD SHORT — (25.4)% (Proceeds $13,892,763)		(12,594,016)
OTHER ASSETS AND LIABILITIES — 30.5%		15,129,433
TOTAL NET ASSETS — 100.0%		$49,524,406

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	50,000	USD	49,772	State Street Bank & Trust Co.	2/17/16	(933)
CHF	149,000	USD	148,325	State Street Bank & Trust Co.	2/17/16	(2,785)
USD	742,390	CHF	745,000	State Street Bank & Trust Co.	2/17/16	14,687
USD	118,379	CHF	120,000	State Street Bank & Trust Co.	2/17/16	1,166
USD	178,726	CHF	175,000	Morgan Stanley & Co.	4/8/16	7,409
USD	7,951	CHF	8,000	Morgan Stanley & Co.	4/8/16	119
DKK	88,000	USD	12,839	State Street Bank & Trust Co.	2/17/16	(60)
USD	190,654	DKK	1,305,000	State Street Bank & Trust Co.	2/17/16	1,145
USD	18,859	DKK	129,000	State Street Bank & Trust Co.	2/17/16	126
EUR	323,000	USD	351,471	State Street Bank & Trust Co.	2/17/16	(1,442)
EUR	100,000	USD	108,648	State Street Bank & Trust Co.	2/17/16	(279)
EUR	69,000	USD	75,376	State Street Bank & Trust Co.	2/17/16	(602)
EUR	75,000	USD	81,710	State Street Bank & Trust Co.	2/17/16	(434)
EUR	225,000	USD	245,381	State Street Bank & Trust Co.	2/17/16	(1,553)
EUR	9,000	USD	9,687	Morgan Stanley & Co.	4/8/16	80
EUR	33,000	USD	36,072	Morgan Stanley & Co.	4/8/16	(260)
EUR	16,000	USD	17,469	Morgan Stanley & Co.	4/8/16	(106)
EUR	65,000	USD	70,504	Morgan Stanley & Co.	4/8/16	36
USD	74,971	EUR	69,000	State Street Bank & Trust Co.	2/17/16	197
USD	4,747,101	EUR	4,354,000	State Street Bank & Trust Co.	2/17/16	28,741
USD	31,675	EUR	29,000	State Street Bank & Trust Co.	2/17/16	249
USD	86,034	EUR	79,000	State Street Bank & Trust Co.	2/17/16	423
USD	107,986	EUR	100,000	State Street Bank & Trust Co.	2/17/16	(383)
USD	42,268	EUR	39,000	State Street Bank & Trust Co.	2/17/16	4
USD	657,297	EUR	595,000	Morgan Stanley & Co.	4/8/16	11,590
USD	9,809	EUR	9,000	Morgan Stanley & Co.	4/8/16	42
USD	13,147	EUR	12,000	Morgan Stanley & Co.	4/8/16	124
USD	14,136	EUR	13,000	Morgan Stanley & Co.	4/8/16	28
USD	17,313	EUR	16,000	Morgan Stanley & Co.	4/8/16	(50)
USD	13,075	EUR	12,000	Morgan Stanley & Co.	4/8/16	52
GBP	39,000	USD	55,223	State Street Bank & Trust Co.	2/17/16	349
USD	56,127	GBP	39,000	State Street Bank & Trust Co.	2/17/16	555
USD	75,561	GBP	53,000	State Street Bank & Trust Co.	2/17/16	40
USD	27,064	GBP	19,000	State Street Bank & Trust Co.	2/17/16	(10)
NOK	212,000	USD	24,032	State Street Bank & Trust Co.	2/17/16	383
USD	190,340	NOK	1,679,000	State Street Bank & Trust Co.	2/17/16	(3,027)
USD	20,998	NOK	182,000	State Street Bank & Trust Co.	2/17/16	37
SEK	96,000	USD	11,268	State Street Bank & Trust Co.	2/17/16	(80)
SEK	478,000	USD	55,599	State Street Bank & Trust Co.	2/17/16	111
SEK	535,000	USD	62,977	State Street Bank & Trust Co.	2/17/16	(623)
USD	44,369	SEK	379,000	State Street Bank & Trust Co.	2/17/16	198
USD	519,844	SEK	4,430,000	State Street Bank & Trust Co.	2/17/16	3,537
USD	149,288	ZAR	2,497,000	State Street Bank & Trust Co.	2/17/16	(7,455)
USD	262,573	ZAR	4,419,000	State Street Bank & Trust Co.	2/17/16	(14,818)
						36,528

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Amsterdam Exchange Index	February 2016	186,089	(8,324)
8	Cotation Assistée en Continu 40 Index	February 2016	382,275	(7,143)
3	Deutscher Aktienindex Index	March 2016	792,651	67,852
89	Euro STOXX 50 Index	March 2016	2,919,408	134,333
8	FTSE 100 Index	March 2016	684,749	(10,207)
1	FTSE Milano Italia Borsa Index	March 2016	100,769	1,223
11	OMX Stockholm 30 Index	February 2016	173,414	(3,123)
27	S&P 500 E-Mini Futures	March 2016	2,605,635	107,597
			7,844,990	282,208

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity		Notional Amount	Value ($)
Purchased
Credit Suisse Capital LLC	14,955	Credit Suisse Activist Index**	USD	1,501,412	(146,384)
Credit Suisse Capital LLC	2,309	Credit Suisse Merger Arbitrage Liquid Index***	USD	2,500,000	10,414
Goldman Sachs International	2,975	Airbus Group SE	EUR	164,731	8,668
Goldman Sachs International	13,714	AXA SA	EUR	321,641	(8,814)
Goldman Sachs International	7,781	Elior	EUR	142,723	1,762
Goldman Sachs International	3,785	Klépierre	EUR	155,145	(3,027)
Goldman Sachs International	1,620	Michelin	EUR	138,116	(631)
Goldman Sachs International	26,407	Natixis	EUR	143,100	(25,284)
Goldman Sachs International	14,436	Orange SA	EUR	213,498	27,298
Goldman Sachs International	2,253	Pernod-Ricard SA	EUR	235,029	9,782
Goldman Sachs International	1,567	Safran SA	EUR	92,319	2,244
Goldman Sachs International	1,937	Sodexo	EUR	178,377	(1,560)
Goldman Sachs International	898	Thales Group SA	EUR	64,453	(1,361)
Goldman Sachs International	7,253	Total SA	EUR	298,626	(790)
Goldman Sachs International	5,361	Vinci SA	EUR	312,052	25,515
Morgan Stanley Capital Services LLC	1,285	Acciona SA	EUR	94,664	(4,031)
Morgan Stanley Capital Services LLC	1,471	Aena SA	EUR	152,121	(730)
Morgan Stanley Capital Services LLC	19,365	BAE Systems plc	GBP	101,123	(1,164)
Morgan Stanley Capital Services LLC	228,863	Bank of Ireland	EUR	69,351	719
Morgan Stanley Capital Services LLC	27,287	BT Group plc	GBP	117,506	24,913
Morgan Stanley Capital Services LLC	6,038	Compass Group plc	GBP	69,425	6,690
Morgan Stanley Capital Services LLC	5,546	CRH plc	GBP	100,525	4,290
Morgan Stanley Capital Services LLC	5,369	Ferrovial SA	EUR	109,076	136
Morgan Stanley Capital Services LLC	3,873	GlaxoSmithKline plc	GBP	52,798	4,555
Morgan Stanley Capital Services LLC	6,443	Imperial Tobacco Group plc	GBP	225,775	27,375
Morgan Stanley Capital Services LLC	20,527	ITV plc	GBP	54,553	652
Morgan Stanley Capital Services LLC	6,619	Pennon Group plc	GBP	55,008	6,384
Morgan Stanley Capital Services LLC	16,003	Smith & Nephew plc	GBP	185,652	2,039
Morgan Stanley Capital Services LLC	97,812	Vodafone Group plc	GBP	208,694	20,589
					(9,751)

Sold
Morgan Stanley Capital Services LLC	12,877	Repsol YPF SA	USD	164,337	30,229
					30,229

* The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.
** The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.
***The Credit Suisse Merger Arbitrage Liquid Index aims to achieve broad exposure to a merger arbitrage strategy using a quantitative methodology to invest in a liquid, diversified and broadly representative set of announced merger deals.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
FTSE	-	Financial Times Stock Exchange
GBP	-	British Pound
NOK	-	Norwegian Krone
OMX	-	Options Market Exchange
SDR	-	Swedish Depositary Receipt
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $3,953,541.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	1,091,705	293,070	—
Auto Components	17,581	367,793	—
Automobiles	63,764	182,753	—
Banks	2,393,307	381,281	—
Capital Markets	661,298	151,685	—
Chemicals	950,100	285,711	—
Communications Equipment	245,701	145,211	—
Construction Materials	11,991	174,444	—
Diversified Telecommunication Services	538,131	521,460	—
Health Care Providers and Services	739,349	79,428	—
Household Durables	18,997	127,693	—
Household Products	165,455	61,510	—
Industrial Conglomerates	729,892	649,538	—
Insurance	304,176	665,205	—
Internet Software and Services	2,133,635	615,766	—
Machinery	71,846	241,547	—
Media	1,930,255	456,850	—
Metals and Mining	26,329	191,543	—
Personal Products	—	307,772	—
Pharmaceuticals	2,311,250	323,855	—
Real Estate Management and Development	387,237	192,826	—
Semiconductors and Semiconductor Equipment	299,276	114,738	—
Software	1,559,948	315,684	—
Textiles, Apparel and Luxury Goods	325,197	103,303	—
Other Industries	13,025,745	—	—
Warrants	26,852	—	—
Temporary Cash Investments	10,009,306	—	—
	40,038,323	6,950,666	—

Other Financial Instruments
Futures Contracts	107,597	203,408	—
Swap Agreements	—	214,254	—
Forward Foreign Currency Exchange Contracts	—	71,428	—
	107,597	489,090	—

Liabilities
Securities Sold Short
Common Stocks	3,026,290	1,099,011	—
Exchange-Traded Funds	8,468,715	—	—
	11,495,005	1,099,011	—
Other Financial Instruments
Futures Contracts	—	28,797	—
Swap Agreements	—	193,776	—
Forward Foreign Currency Exchange Contracts	—	34,900	—
	—	257,473	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,676,511
Gross tax appreciation of investments	$860,959
Gross tax depreciation of investments	(2,548,481)
Net tax appreciation (depreciation) of investments	(1,687,522)
Net tax appreciation (depreciation) on securities sold short	1,291,122
Net tax appreciation (depreciation)	$(396,400)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
January 31, 2016

AC Alternatives Income - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 19.4%
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.50%, 5/15/25(1)	34,000	32,937
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	161,000	144,699
Airlines — 0.8%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)	500,000	390,000
Auto Components — 0.8%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	427,000	401,914
Chemicals — 1.0%
TPC Group, Inc., 8.75%, 12/15/20(1)	750,000	502,500
Commercial Services and Supplies — 0.2%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	125,000	111,250
Construction Materials — 0.1%
TerraForm Power Operating LLC, 6.125%, 6/15/25(1)	90,000	69,975
Consumer Finance — 0.7%
Navient Corp., MTN, 5.50%, 1/15/19	350,000	329,000
Consumer Staples — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	51,000	44,115
Diversified Financial Services — 1.2%
HUB International Ltd., 7.875%, 10/1/21(1)	125,000	110,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	350,000	338,625
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	216,000	172,530
		621,155
Diversified Telecommunication Services — 1.9%
Frontier Communications Corp., 7.125%, 3/15/19	465,000	463,792
Level 3 Financing, Inc., 5.625%, 2/1/23	500,000	513,125
		976,917
Energy Equipment and Services†
CHC Helicopter SA, 9.25%, 10/15/20	45,900	20,426
Food and Staples Retailing — 0.5%
Dollar Tree, Inc., 5.75%, 3/1/23(1)	250,000	264,687
Food Products — 1.5%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(2)	750,000	752,580
Health Care Providers and Services — 1.5%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(1)	400,000	390,000
HCA, Inc., 5.375%, 2/1/25	250,000	253,125
Tenet Healthcare Corp., 6.75%, 6/15/23	125,000	115,469
		758,594
Hotels, Restaurants and Leisure — 0.5%
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp., 8.875%, 4/15/17(1)	250,000	239,219
Household Durables — 0.9%
KB Home, 4.75%, 5/15/19	485,000	468,025

Insurance — 2.0%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21		500,000	500,000
Aircastle Ltd., 5.125%, 3/15/21		115,000	113,850
Aircastle Ltd., 5.50%, 2/15/22		375,000	374,062
			987,912
Media — 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	399,094
CCOH Safari LLC, 5.75%, 2/15/26(1)		126,000	125,669
National CineMedia LLC, 6.00%, 4/15/22		500,000	514,375
Unitymedia GmbH, 3.75%, 1/15/27	EUR	250,000	240,512
Univision Communications, Inc., 6.75%, 9/15/22(1)		$68,000	70,295
Univision Communications, Inc., 5.125%, 5/15/23(1)		22,000	21,450
West Corp., 5.375%, 7/15/22(1)		250,000	211,563
			1,582,958
Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		48,000	44,160
Oil, Gas and Consumable Fuels — 1.3%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 9.625%, 10/15/18		498,000	141,930
Hilcorp Energy I LP / Hilcorp Finance Co., 5.00%, 12/1/24(1)		184,000	143,060
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)		246,000	193,725
Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18(1)		500,000	177,500
			656,215
Software†
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23(1)		25,000	23,341
Wireless Telecommunication Services — 0.7%
Sprint Communications, Inc., 9.00%, 11/15/18(1)		40,000	40,950
Sprint Corp., 7.875%, 9/15/23		81,000	58,320
T-Mobile USA, Inc., 6.50%, 1/15/26		250,000	250,000
			349,270
TOTAL CORPORATE BONDS (Cost $11,018,665)			9,771,849
BANK LOAN OBLIGATIONS(3) — 16.9%
Aerospace and Defense — 0.5%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22		267,924	267,254
Air Freight and Logistics — 0.7%
XPO Logistics, Inc., Term Loan, 5.50%, 11/1/21		350,040	345,374
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, 4/10/18(4)		249,201	231,944
Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 3/19/20(4)		5,621	4,953
			236,897
Commercial Services and Supplies — 1.5%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/9/19		377,497	365,795
Ceridian LLC, 2014 Term Loan, 4.50%, 9/15/20		182,279	159,038
Prime Security Services Borrower, LLC, 1st Lien Term Loan, 5.00%, 7/1/21		249,375	245,790
			770,623
Construction Materials — 1.4%
CPG International Inc., New Term Loan, 4.75%, 9/30/20		744,289	699,632
Consumer Discretionary — 1.7%
Jeld-Wen Inc., Term Loan B, 5.25%, 10/15/21		124,685	124,101

National Vision, Inc., 1st Lien Term Loan, 3/12/21(4)	249,365	241,781
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.25%, 5/6/21	249,367	244,614
Wilsonart LLC, Incremental Term Loan B2, 4.00%, 10/31/19	249,364	244,170
		854,666
Containers and Packaging — 0.2%
BWAY Holding Company, Inc., New Term Loan B, 5.50%, 8/14/20	124,684	118,060
Distributors — 1.0%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/1/21	249,372	245,944
Spin Holdco Inc., New Term Loan B, 4.25%, 11/14/19	249,370	237,712
		483,656
Diversified Consumer Services — 0.4%
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18	248,064	195,846
Diversified Financial Services — 0.4%
Hub International Limited, Term Loan B, 4.00%, 10/2/20	39,026	37,500
Opal Acquisition, Inc., 1st Lien Term Loan, 5.00%, 11/27/20	182,981	150,044
		187,544
Electronic Equipment, Instruments and Components — 0.2%
Excelitas Technologies Corp., 1st Lien Term Loan, 10/31/20(4)	111,489	97,413
Insurance — 0.5%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22	169,122	163,890
Asurion LLC, New 2nd Lien Term Loan, 8.50%, 3/3/21	81,357	69,415
		233,305
Internet Software and Services — 1.6%
Atlantic Broadband Finance, LLC, New Term Loan B, 11/30/19(4)	83,861	83,665
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	496,214	483,809
MH Sub I, LLC, 2nd Lien Term Loan, 8.50%, 7/8/22	250,000	238,750
		806,224
IT Services — 1.2%
Alion Science and Technology Corporation, 2015 Term Loan B, 5.50%, 8/19/21	124,687	123,518
First Data Corporation, New 2018 Extended Term Loan, 3.93%, 3/24/18	484,870	479,263
		602,781
Machinery — 0.2%
Silver II US Holdings, LLC, Term Loan, 4.00%, 12/13/19	151,495	127,067
Media — 1.8%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21	116,424	111,500
CCO Safari III, LLC, Term Loan I, 3.50%, 1/24/23	103,806	103,839
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.50%, 2/28/20	500,000	475,000
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/9/22	113,895	113,887
WideOpenWest Finance LLC, 2015 Term Loan B, 4/1/19(4)	86,665	84,586
		888,812
Multiline Retail — 0.1%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 5/22/18(4)	43,860	42,928
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 10/25/20(4)	9,607	8,362
		51,290
Personal Products — 0.4%
KIK Custom Products, Inc., 2015 Term Loan B, 6.00%, 8/26/22	231,618	222,498
Software — 1.1%
Emdeon Business Services, LLC, Term Loan B2, 3.75%, 11/2/18	188,944	186,818
Sophia, L.P., 2015 Term Loan B, 4.75%, 9/30/22	177,791	173,736

STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.25%, 6/30/22	207,186	200,970
		561,524
Specialty Retail — 0.3%
Petco Animal Supplies, Inc., 2016 Term Loan B1, 1/26/23(4)	175,131	171,789
Textiles, Apparel and Luxury Goods — 0.9%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.25%, 8/21/22	199,673	188,841
Kate Spade & Company, Term Loan B, 4.00%, 4/10/21	249,367	241,575
		430,416
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/9/22	155,844	156,103
Zayo Group, LLC, Term Loan B2, 4.50%, 5/6/21	16,107	16,152
		172,255
TOTAL BANK LOAN OBLIGATIONS (Cost $8,779,427)		8,524,926
COMMON STOCKS — 11.8%
Auto Components — 0.1%
Johnson Controls, Inc.	1,452	52,083
Automobiles — 0.5%
General Motors Co.	7,624	225,975
Beverages — 0.5%
PepsiCo, Inc.(2)	2,673	265,429
Biotechnology — 0.1%
AbbVie, Inc.(2)	1,055	57,920
Chemicals — 0.3%
E.I. du Pont de Nemours & Co.	916	48,328
Praxair, Inc.	836	83,600
		131,928
Communications Equipment — 0.5%
QUALCOMM, Inc.	5,366	243,294
Containers and Packaging — 0.6%
Packaging Corp. of America	923	46,916
Sonoco Products Co.	6,485	256,222
		303,138
Distributors — 0.5%
Genuine Parts Co.	3,057	263,422
Electrical Equipment — 0.5%
Emerson Electric Co.	5,648	259,695
Electronic Equipment, Instruments and Components — 0.1%
National Instruments Corp.	1,989	56,687
Energy Equipment and Services — 0.1%
Helmerich & Payne, Inc.	1,168	59,334
Food and Staples Retailing — 1.1%
Sysco Corp.	6,512	259,243
Wal-Mart Stores, Inc.(2)	4,479	297,226
		556,469
Food Products — 0.5%
Hershey Co. (The)(2)	3,034	267,326
Gas Utilities — 1.2%
National Fuel Gas Co.(2)	6,653	301,580

Questar Corp.(2)	14,323	292,046
		593,626
Hotels, Restaurants and Leisure — 0.3%
Darden Restaurants, Inc.	2,449	154,434
Household Durables — 0.5%
Garmin Ltd.	7,183	252,698
Industrial Conglomerates — 0.5%
General Electric Co.	8,807	256,284
IT Services — 0.5%
Western Union Co. (The)	14,238	254,006
Machinery — 0.1%
Cummins, Inc.	665	59,777
Metals and Mining — 0.1%
Nucor Corp.(2)	1,485	58,019
Multi-Utilities — 1.2%
Alliant Energy Corp.(2)	4,379	286,124
Public Service Enterprise Group, Inc.(2)	7,044	290,917
		577,041
Multiline Retail — 0.1%
Target Corp.	815	59,022
Pharmaceuticals — 0.6%
Johnson & Johnson	2,606	272,171
Real Estate Investment Trusts (REITs)†
Four Corners Property Trust, Inc.	353	5,966
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp.	1,710	53,044
Linear Technology Corp.	1,349	57,643
Microchip Technology, Inc.(2)	1,280	57,357
		168,044
Software — 0.1%
Microsoft Corp.	1,069	58,891
Textiles, Apparel and Luxury Goods — 0.6%
Coach, Inc.(2)	8,500	314,925
Trading Companies and Distributors — 0.3%
Fastenal Co.	1,487	60,313
MSC Industrial Direct Co., Inc., Class A	1,018	65,976
		126,289
TOTAL COMMON STOCKS (Cost $6,082,788)		5,953,893
ASSET-BACKED SECURITIES(5) — 11.3%
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 0.75%, 2/25/16	281,845	264,673
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	337,500	337,210
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(1)	458,391	446,712
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(1)	300,000	299,915
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(1)	300,000	299,502
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(1)	380,000	380,545
Exeter Automobile Receivables Trust, Series 2013-2A, Class D, 6.81%, 8/17/20(1)	300,000	307,967
Exeter Automobile Receivables Trust, Series 2014-3A, Class D, 5.69%, 4/15/21(1)	500,000	497,020
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(1)	250,000	249,295

Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(1)	300,000	301,919
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(1)	403,750	398,367
Invitation Homes Trust, Series 2015-SFR3, Class E, VRN, 4.18%, 2/17/16(1)	1,000,000	986,322
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(1)	450,000	444,621
Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.00%, 7/28/20(1)	450,000	447,880
TOTAL ASSET-BACKED SECURITIES (Cost $5,715,071)		5,661,948
COLLATERALIZED LOAN OBLIGATIONS(5) — 9.6%
ALM VII Ltd., Series 2013-7R2A, 4/24/24(1)(6)	475,000	228,585
Babson Collateralized Loan Obligations Ltd., Series 2013-IA, Class D, VRN, 4.12%, 4/20/16(1)	300,000	259,606
BlueMountain Collateralized Loan Obligations Ltd., Series 2014-1X, Class F, VRN, 5.82%, 2/1/16	470,000	281,879
CIFC Funding Ltd., Series 2013-2A, Class A3L, VRN, 3.27%, 4/18/16(1)	300,000	273,136
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 5.37%, 4/22/16(1)	500,000	350,274
CIFC Funding Ltd., Series 2015-1A, Class D, VRN, 4.62%, 4/22/16(1)	495,000	470,838
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 4.48%, 2/20/16(1)	300,000	276,724
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.37%, 4/18/16(1)	535,000	409,533
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 5.57%, 4/15/16(1)	520,000	425,091
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class D, VRN, 4.17%, 4/20/16(1)	300,000	261,920
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class E, VRN, 6.12%, 4/20/16(1)	300,000	243,968
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.02%, 4/18/16(1)	300,000	265,754
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.16%, 2/29/16(1)	300,000	267,519
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.07%, 4/15/16(1)	1,000,000	816,755
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,758,423)		4,831,582
EXCHANGE-TRADED FUNDS — 7.9%
iShares iBoxx High Yield Corporate Bond ETF	7,500	594,600
iShares U.S. Preferred Stock ETF	38,045	1,463,591
WisdomTree International Hedged Quality Dividend Growth Fund	74,127	1,919,889
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,082,944)		3,978,080
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 5.9%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VRN, 3.83%, 2/18/16(1)	300,000	289,654
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AJ, VRN, 6.39%, 2/1/16	490,000	474,817
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.28%, 2/15/16(1)	250,000	242,650
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, VRN, 4.68%, 2/15/16(1)	300,000	285,526
COMM Mortgage Trust, Series 2007-C9, Class G, VRN, 5.99%, 2/1/16(1)	300,000	297,936
Hilton U.S.A. Trust, Series 2013-HLT, Class DFX, 4.41%, 11/5/30(1)	300,000	301,605
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.18%, 2/15/16(1)	300,000	298,834
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.28%, 2/15/16(1)	300,000	292,190
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, VRN, 3.73%, 2/15/16(1)	500,000	491,200
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,044,859)		2,974,412
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Credit Suisse Mortgage Trust, Series 2015-SAND, Class E, VRN, 4.28%, 2/15/16(1)	300,000	292,731
Credit Suisse Mortgage Trust, Series 2015-SAND, Class F, VRN, 5.13%, 2/15/16(1)	300,000	293,182
		585,913
U.S. Government Agency Collateralized Mortgage Obligations — 4.1%
GNMA, Series 2012-87, IO, VRN, 0.65%, 2/1/16	7,307,385	338,065
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 2/1/16	4,836,147	235,881

GNMA, Series 2014-126, IO, SEQ, VRN, 0.77%, 2/1/16	6,333,620	414,026
GNMA, Series 2014-126, IO, SEQ, VRN, 1.01%, 2/1/16	7,795,224	599,432
GNMA, Series 2015-85, IO, VRN, 0.71%, 2/1/16	7,433,461	471,126
		2,058,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,712,244)		2,644,443
TEMPORARY CASH INVESTMENTS — 13.4%
SSgA U.S. Government Money Market Fund, Class N	4,226,923	4,226,923
State Street Institutional Liquid Reserves Fund, Premier Class	2,497,625	2,497,625
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,724,548)		6,724,548
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.5% (Cost $53,918,969)		51,065,681
CORPORATE BONDS SOLD SHORT — (0.2)%
Automobiles — (0.2)%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20 (Proceeds $97,510)	(98,000)	(96,224)
OTHER ASSETS AND LIABILITIES — (1.3)%		(658,937)
TOTAL NET ASSETS — 100.0%		$50,310,520

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price ($)	Expiration Date	Premiums Received ($)	Value ($)
Coach, Inc.	85	Call	33.00	March 2016	(11,408)	(37,400)
Emerson Electric Co.	56	Call	45.00	March 2016	(4,156)	(13,160)
Garmin Ltd.	71	Call	35.00	March 2016	(5,979)	(12,851)
General Electric Co.	88	Call	30.00	March 2016	(2,834)	(3,080)
General Motors Co.	76	Call	31.00	March 2016	(6,324)	(4,902)
Genuine Parts Co.	30	Call	85.00	March 2016	(2,676)	(9,750)
Hershey Co. (The)	30	Call	90.00	March 2016	(4,476)	(4,965)
Johnson & Johnson	26	Call	100.00	March 2016	(2,111)	(13,325)
National Fuel Gas Co.	66	Call	45.00	March 2016	(7,208)	(14,520)
PepsiCo, Inc.	26	Call	100.00	March 2016	(1,435)	(4,459)
QUALCOMM, Inc.	53	Call	49.00	March 2016	(7,590)	(3,180)
Questar Corp.	143	Call	20.00	March 2016	(2,747)	(11,798)
Sonoco Products Co.	64	Call	40.00	March 2016	(2,829)	(5,440)
Sysco Corp.	65	Call	42.00	March 2016	(1,899)	(2,112)
Wal-Mart Stores, Inc.	44	Call	65.00	March 2016	(3,617)	(12,650)
Western Union Co. (The)	142	Call	17.00	March 2016	(7,698)	(18,460)
						(172,052)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	235,124	EUR	215,000	State Street Bank & Trust Co.	2/4/16	2,203

SWAP AGREEMENTS
CREDIT DEFAULT*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)**
Bank of America London/ Iceland Bondco plc	58,000	Buy	5.00	12/20/20	3,936	(809)	3,127

TOTAL RETURN***
Counterparty	Units	Reference Entity	Notional Amount ($)	Value ($)
Purchased
Morgan Stanley Capital Services LLC	8,227	Cushing 30 MLP Index	3,312,142	(1,422,807)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the reference entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

*** The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
MLP	-	Master Limited Partnership
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,958,025, which represented 33.7% of total net assets.  Of these securities, 1.8% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short and written options contracts. At the period end, the aggregate value of securities pledged was $2,517,868.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(4)	Security, or a portion thereof, represents an unsettled bank loan obligation. The interest rate will be determined at the time of settlement after period end.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Security is a collateralized loan obligation equity. These securities do not have stated interest rate but are entitled to receive excess cash flow generated by the collateralized loan obligation.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements and over-the-counter options contracts are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Exchange-traded options contracts are valued based on quoted prices as provided by the appropriate exchange. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	9,771,849	—
Bank Loan Obligations	—	8,524,926	—
Common Stocks	5,953,893	—	—
Asset-Backed Securities	—	5,661,948	—
Collateralized Loan Obligations	—	4,831,582	—
Exchange-Traded Funds	3,978,080	—	—
Commercial Mortgage-Backed Securities	—	2,974,412	—
Collateralized Mortgage Obligations	—	2,644,443	—
Temporary Cash Investments	6,724,548	—	—
	16,656,521	34,409,160	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,203	—
Swap Agreements	—	3,127	—
	—	5,330	—
Liabilities
Securities Sold Short
Corporate Bonds	—	96,224	—
Other Financial Instruments
Written Options Contracts	172,052	—	—
Swap Agreements	—	1,422,807	—
	172,052	1,422,807	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,918,969
Gross tax appreciation of investments	$177,061
Gross tax depreciation of investments	(3,030,349)
Net tax appreciation (depreciation) of investments	(2,853,288)
Net tax appreciation (depreciation) on securities sold short	1,286
Net tax appreciation (depreciation)	$(2,852,002)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2016

Global Real Estate - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Australia — 5.4%
Goodman Group	232,329	1,009,485
GPT Group (The)	333,179	1,161,434
Scentre Group	662,167	2,053,881
Westfield Corp.	217,625	1,552,266
		5,777,066
Canada — 0.9%
Chartwell Retirement Residences	55,756	507,452
Smart Real Estate Investment Trust	19,131	422,796
		930,248
China — 2.6%
China Overseas Land & Investment Ltd.	564,000	1,616,671
China Resources Land Ltd.	496,888	1,232,563
		2,849,234
France — 3.6%
Klepierre	30,128	1,313,704
Nexity SA	17,565	795,110
Unibail-Rodamco SE	6,939	1,754,341
		3,863,155
Germany — 4.3%
alstria office REIT AG	122,256	1,526,817
Deutsche Wohnen AG(1)	65,000	1,654,741
Grand City Properties SA	69,631	1,437,082
		4,618,640
Hong Kong — 6.3%
Champion REIT	1,001,000	467,646
Cheung Kong Property Holdings Ltd.	120,500	653,883
Henderson Land Development Co. Ltd.	83,900	455,894
Hongkong Land Holdings Ltd.	174,600	1,093,391
Link REIT	437,000	2,501,391
Sun Hung Kai Properties Ltd.	144,000	1,565,874
		6,738,079
Japan — 10.3%
Daito Trust Construction Co. Ltd.	14,600	1,858,346
Daiwa House Industry Co. Ltd.	21,200	599,186
Invincible Investment Corp.	1,392	854,996
Japan Real Estate Investment Corp.	334	1,769,043
Mitsubishi Estate Co. Ltd.	149,000	2,953,344
Mitsui Fudosan Co. Ltd.	49,000	1,152,058
Mori Hills REIT Investment Corp.	1,493	1,885,370
		11,072,343
Philippines — 0.3%
SM Prime Holdings, Inc.	711,600	318,292
Singapore — 1.9%
Ascendas Real Estate Investment Trust	604,600	983,314
CapitaLand Ltd.	474,800	1,033,998
		2,017,312

Spain — 2.0%
Inmobiliaria Colonial SA(1)	1,541,477	1,031,119
Merlin Properties Socimi SA	94,829	1,107,757
		2,138,876
Sweden — 1.8%
Fabege AB	52,519	813,847
Hufvudstaden AB, A Shares	78,138	1,075,872
		1,889,719
United Kingdom — 6.3%
Big Yellow Group plc	96,849	1,062,813
Derwent London plc	21,204	983,777
Great Portland Estates plc	162,214	1,779,157
Safestore Holdings plc	156,832	767,653
Shaftesbury plc	75,254	903,850
UNITE Group plc (The)	131,090	1,205,823
		6,703,073
United States — 51.6%
Acadia Realty Trust	70,373	2,399,719
Apartment Investment & Management Co., Class A	65,353	2,558,570
AvalonBay Communities, Inc.	23,938	4,105,128
CubeSmart	115,814	3,623,820
Digital Realty Trust, Inc.	34,427	2,756,914
Douglas Emmett, Inc.	72,535	2,145,585
Duke Realty Corp.	161,998	3,261,020
Equinix, Inc.	7,014	2,178,338
Equity Residential	56,443	4,351,191
Essex Property Trust, Inc.	4,729	1,007,797
Extra Space Storage, Inc.	26,952	2,444,277
Forest City Realty Trust, Inc.(1)	115,817	2,281,595
Kimco Realty Corp.	98,836	2,687,351
Mack-Cali Realty Corp.	86,051	1,789,000
Physicians Realty Trust	128,702	2,196,943
Realty Income Corp.	56,244	3,137,853
Simon Property Group, Inc.	30,537	5,688,432
STORE Capital Corp.	72,526	1,797,920
Urban Edge Properties	96,900	2,354,670
Ventas, Inc.	45,468	2,515,290
		55,281,413
TOTAL COMMON STOCKS (Cost $99,309,462)		104,197,450
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $1,526,153), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $1,495,102)		1,495,077
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,162,188), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $2,119,018)		2,119,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,503	1,503
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,615,580)		3,615,580
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $102,925,042)		107,813,030
OTHER ASSETS AND LIABILITIES — (0.7)%		(764,201)
TOTAL NET ASSETS — 100.0%		$107,048,829

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	24.9%
Residential REITs	12.0%
Specialized REITs	12.0%
Office REITs	11.6%
Diversified Real Estate Activities	10.3%
Diversified REITs	8.9%
Real Estate Operating Companies	6.8%
Health Care REITs	5.0%
Real Estate Development	4.0%
Industrial REITs	1.8%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	55,281,413	—	—
Other Countries	—	48,916,037	—
Temporary Cash Investments	1,503	3,614,077	—
	55,282,916	52,530,114	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$104,336,948
Gross tax appreciation of investments	$5,552,159
Gross tax depreciation of investments	(2,076,077)
Net tax appreciation (depreciation) of investments	$3,476,082

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2016

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Australia — 5.4%
Goodman Group	789,391	3,429,957
GPT Group (The)	1,129,723	3,938,120
Scentre Group	2,245,235	6,964,173
Westfield Corp.	737,435	5,259,944
		19,592,194
Canada — 0.8%
Chartwell Retirement Residences	181,556	1,652,394
Smart Real Estate Investment Trust	62,050	1,371,310
		3,023,704
China — 2.6%
China Overseas Land & Investment Ltd.	1,912,000	5,480,629
China Resources Land Ltd.	1,688,000	4,187,193
		9,667,822
France — 3.6%
Klepierre	102,156	4,454,420
Nexity SA	59,998	2,715,911
Unibail-Rodamco SE	23,528	5,948,428
		13,118,759
Germany — 4.3%
alstria office REIT AG	414,556	5,177,260
Deutsche Wohnen AG(1)	220,398	5,610,795
Grand City Properties SA	236,089	4,872,532
		15,660,587
Hong Kong — 6.2%
Champion REIT	3,366,000	1,572,524
Cheung Kong Property Holdings Ltd.	393,000	2,132,580
Henderson Land Development Co. Ltd.	281,300	1,528,522
Hongkong Land Holdings Ltd.	593,200	3,714,774
Link REIT	1,481,500	8,480,117
Sun Hung Kai Properties Ltd.	488,000	5,306,573
		22,735,090
Japan — 10.3%
Daito Trust Construction Co. Ltd.	49,500	6,300,558
Daiwa House Industry Co. Ltd.	71,900	2,032,145
Invincible Investment Corp.	4,551	2,795,320
Japan Real Estate Investment Corp.	1,133	6,000,975
Mitsubishi Estate Co. Ltd.	505,000	10,009,654
Mitsui Fudosan Co. Ltd.	167,000	3,926,403
Mori Hills REIT Investment Corp.	5,074	6,407,479
		37,472,534
Philippines — 0.3%
SM Prime Holdings, Inc.	2,393,300	1,070,499
Singapore — 1.9%
Ascendas Real Estate Investment Trust	2,054,200	3,340,927
CapitaLand Ltd.	1,613,200	3,513,153
		6,854,080

Spain — 2.0%
Inmobiliaria Colonial SA(1)	5,226,745	3,496,255
Merlin Properties Socimi SA	321,540	3,756,111
		7,252,366
Sweden — 1.8%
Fabege AB	180,259	2,793,338
Hufvudstaden AB, A Shares	265,447	3,654,905
		6,448,243
United Kingdom — 6.2%
Big Yellow Group plc	328,390	3,603,725
Derwent London plc	71,904	3,336,044
Great Portland Estates plc	550,058	6,033,016
Safestore Holdings plc	512,752	2,509,791
Shaftesbury plc	258,214	3,101,319
UNITE Group plc (The)	444,501	4,088,715
		22,672,610
United States — 51.5%
Acadia Realty Trust	238,616	8,136,806
Apartment Investment & Management Co., Class A	222,040	8,692,866
AvalonBay Communities, Inc.	81,167	13,919,329
CubeSmart	392,695	12,287,427
Digital Realty Trust, Inc.	116,733	9,347,979
Douglas Emmett, Inc.	245,947	7,275,112
Duke Realty Corp.	551,221	11,096,079
Equinix, Inc.	23,783	7,386,286
Equity Residential	191,383	14,753,715
Essex Property Trust, Inc.	16,091	3,429,153
Extra Space Storage, Inc.	91,387	8,287,887
Forest City Realty Trust, Inc.(1)	392,705	7,736,288
Kimco Realty Corp.	336,304	9,144,106
Mack-Cali Realty Corp.	291,589	6,062,135
Physicians Realty Trust	436,114	7,444,466
Realty Income Corp.	190,709	10,639,655
Simon Property Group, Inc.	103,543	19,287,990
STORE Capital Corp.	246,202	6,103,348
Urban Edge Properties	328,563	7,984,081
Ventas, Inc.	154,711	8,558,612
		187,573,320
TOTAL COMMON STOCKS (Cost $349,105,456)		353,141,808
TEMPORARY CASH INVESTMENTS — 3.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $5,947,644), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $5,826,632)		5,826,535
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $8,425,656), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $8,258,069)		8,258,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,917	5,917
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,090,452)		14,090,452
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $363,195,908)		367,232,260
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,727,380)
TOTAL NET ASSETS — 100.0%		$364,504,880

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	24.8%
Residential REITs	12.0%
Specialized REITs	12.0%
Office REITs	11.5%
Diversified Real Estate Activities	10.3%
Diversified REITs	8.9%
Real Estate Operating Companies	6.8%
Health Care REITs	4.8%
Real Estate Development	4.0%
Industrial REITs	1.8%
Cash and Equivalents*	3.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	187,573,320	—	—
Other Countries	—	165,568,488	—
Temporary Cash Investments	5,917	14,084,535	—
	187,579,237	179,653,023	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$367,472,551
Gross tax appreciation of investments	$11,269,800
Gross tax depreciation of investments	(11,510,091)
Net tax appreciation (depreciation) of investments	$(240,291)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
January 31, 2016

Real Estate - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Diversified REITs — 7.2%
Duke Realty Corp.	1,804,862	36,331,872
Forest City Realty Trust, Inc.(1)	752,440	14,823,068
Spirit Realty Capital, Inc.	2,253,318	23,614,773
STORE Capital Corp.	1,084,446	26,883,416
		101,653,129
Health Care REITs — 8.7%
Physicians Realty Trust	1,265,457	21,601,351
Ventas, Inc.	999,781	55,307,885
Welltower, Inc.	751,144	46,736,180
		123,645,416
Hotel and Resort REITs — 1.3%
Host Hotels & Resorts, Inc.	981,118	13,588,484
Pebblebrook Hotel Trust	208,937	5,102,242
		18,690,726
Industrial REITs — 3.5%
ProLogis, Inc.	1,252,254	49,426,465
Office REITs — 12.2%
Alexandria Real Estate Equities, Inc.	162,390	12,858,040
Boston Properties, Inc.	415,119	48,240,979
Douglas Emmett, Inc.	796,812	23,569,699
Hudson Pacific Properties, Inc.	352,663	8,961,167
Kilroy Realty Corp.	209,171	11,686,384
Mack-Cali Realty Corp.	932,015	19,376,592
SL Green Realty Corp.	112,216	10,841,188
Vornado Realty Trust	420,049	37,157,534
		172,691,583
Residential REITs — 20.5%
Apartment Investment & Management Co., Class A	917,327	35,913,352
AvalonBay Communities, Inc.	467,341	80,144,308
Colony Starwood Homes	423,103	9,105,176
Education Realty Trust, Inc.	460,723	18,005,055
Equity Residential	1,151,367	88,758,882
Essex Property Trust, Inc.	154,669	32,961,511
UDR, Inc.	731,649	26,039,388
		290,927,672
Retail REITs — 27.0%
Acadia Realty Trust	709,537	24,195,212
Brixmor Property Group, Inc.	669,001	17,808,807
Equity One, Inc.	765,796	21,227,865
Federal Realty Investment Trust	210,603	31,765,250
General Growth Properties, Inc.	1,410,605	39,553,364
Kimco Realty Corp.	1,645,688	44,746,257
Realty Income Corp.	904,857	50,481,972
Simon Property Group, Inc.	666,830	124,217,092
Taubman Centers, Inc.	69,462	4,934,580
Urban Edge Properties	1,009,886	24,540,230
		383,470,629

Specialized REITs — 18.0%
CubeSmart	900,944	28,190,538
Digital Realty Trust, Inc.	565,303	45,269,464
Equinix, Inc.	227,969	70,800,332
Extra Space Storage, Inc.	388,750	35,255,738
Public Storage	298,502	75,688,167
		255,204,239
TOTAL COMMON STOCKS (Cost $1,090,766,499)		1,395,709,859
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $6,260,373), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $6,132,999)		6,132,897
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $8,865,938), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $8,692,072)		8,692,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,439	6,439
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,831,336)		14,831,336
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,105,597,835)		1,410,541,195
OTHER ASSETS AND LIABILITIES — 0.5%		7,795,921
TOTAL NET ASSETS — 100.0%		$1,418,337,116

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,395,709,859	—	—
Temporary Cash Investments	6,439	14,824,897	—
	1,395,716,298	14,824,897	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,150,716,124
Gross tax appreciation of investments	$266,902,439
Gross tax depreciation of investments	(7,077,368)
Net tax appreciation (depreciation) of investments	$259,825,071

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2016